INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax

The provision for income tax consisted of:

	Year Ended December 31,
	2014	2013	2012
Income tax provision for current year:
Macau Complementary Tax	$2,761	$41	$203
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	5,590	—
Hong Kong Profits Tax	1,171	654	513
Income tax in other jurisdictions	622	99	238

Sub-total	7,349	6,384	954

(Over) under provision of income tax in prior years:
Macau Complementary Tax	(57)	(417)	(171)
Hong Kong Profits Tax	124	(2)	32
Income tax in other jurisdictions	91	8	1

Sub-total	158	(411)	(138)

Deferred tax (credit) charge:
Macau Complementary Tax	(3,917)	(3,543)	(3,676)
Hong Kong Profits Tax	(22)	12	(81)
Income tax in other jurisdictions	(532)	(1)	(2)

Sub-total	(4,471)	(3,532)	(3,759)

Total income tax expense (credit)	$3,036	$2,441	$(2,943)

Schedule of Reconciliation of Income Tax Expense (Credit) to Income Before Income Tax

A reconciliation of the income tax expense (credit) to income before income tax per the consolidated statements of operations is as follows:

	Year Ended December 31,
	2014	2013	2012
Income before income tax	$530,422	$580,454	$395,729
Macau Complementary Tax rate	12%	12%	12%
Income tax expense at Macau Complementary Tax rate	63,651	69,654	47,487
Lump sum in lieu of Macau Complementary Tax on dividend	2,795	5,590	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	(25,416)	(9,642)	(556)
Under (over) provision in prior years	158	(411)	(138)
Effect of income for which no income tax expense is payable	(2,272)	(395)	(714)
Effect of expenses for which no income tax benefit is receivable	12,441	26,557	17,317
Effect of profits generated by gaming operations exempted from Macau Complementary Tax	(109,189)	(125,702)	(88,491)
Change in valuation allowance	60,868	36,790	22,152

	$3,036	$2,441	$(2,943)

Schedule of Net Deferred Tax Liabilities

The net deferred tax liabilities as of December 31, 2014 and 2013 consisted of the following:

	December 31,
	2014	2013
Deferred tax assets
Net operating loss carried forwards	$94,280	$66,744
Depreciation and amortization	13,377	11,100
Deferred deductible expenses	4,402	3,861
Deferred rents	12,896	5,001
Others	9,527	1,997

Sub-total	134,482	88,703

Valuation allowance
Current	(18,626)	(19,415)
Long-term	(109,301)	(69,195)

Sub-total	(127,927)	(88,610)

Total deferred tax assets	6,555	93

Deferred tax liabilities
Land use rights	(55,683)	(60,090)
Intangible assets	(505)	(505)
Unrealized capital allowance	(2,821)	(2,211)
Others	(5,848)	—

Total deferred tax liabilities	(64,857)	(62,806)

Deferred tax liabilities, net	$(58,302)	$(62,713)